Segment Information - Summary of Material Unallocated Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Segment Reporting [Abstract]
Interest income	$ 76,908	$ 119,605	$ 153,589
Other items	(7,387)	(25,728)	(69,106)
Total	$ 69,521	$ 93,877	$ 84,483